UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

The Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, OH		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(614) 470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1.    Schedule of Investments.

The Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value

Common Stocks (98.7%):

Consumer Discretionary (9.2%):
Comcast Corp., Class A	31,990	$1,600
Dick’s Sporting Goods, Inc.	6,800	371
Newell Rubbermaid, Inc.	3,700	111
News Corp., Class A(a)	48,000	827
PVH Corp.	8,400	1,048
Starbucks Corp.	4,700	345
		4,302
Consumer Staples (8.4%):
Anheuser-Busch InBev NV, ADR	7,920	834
CVS Caremark Corp.	6,200	464
The Procter & Gamble Co.	16,490	1,329
Wal-Mart Stores, Inc.	16,700	1,277
		3,904
Energy (8.9%):
Anadarko Petroleum Corp.	18,787	1,592
BP PLC, ADR	16,800	808
Chesapeake Energy Corp.	19,400	497
Occidental Petroleum Corp.	13,380	1,275
		4,172
Financials (15.7%):
Bank of America Corp.	74,300	1,278
Bank of New York Mellon Corp.	27,500	970
Capital One Financial Corp.	17,400	1,343
Citigroup, Inc.	31,430	1,496
JPMorgan Chase & Co.	21,500	1,305
MetLife, Inc.	17,668	933
		7,325
Health Care (13.0%):
Abbott Laboratories	18,700	720
Baxter International, Inc.	12,380	911
Johnson & Johnson	7,070	694
Merck & Co., Inc.	29,300	1,664
Pfizer, Inc.	38,120	1,224
Roche Holdings Ltd., ADR	23,200	875
		6,088
Industrials (16.2%):
C.H. Robinson Worldwide, Inc.	15,300	802
Danaher Corp.	10,230	767
Eaton Corp. PLC	6,000	451
General Dynamics Corp.	10,820	1,179
Koninklijke Philips NVR, NYS	27,400	963
Nielsen Holdings NV	20,600	919
Siemens AG, ADR	9,900	1,338
United Parcel Service, Inc., Class B	11,771	1,146
		7,565
Information Technology (21.6%):
Altera Corp.	25,450	922
Apple, Inc.	3,130	1,680
Applied Materials, Inc.	45,900	938
Cisco Systems, Inc.	55,800	1,250
EMC Corp.	71,500	1,960
Google, Inc., Class A(a)	1,338	1,491
Intel Corp.	72,500	1,872
		10,113
Materials (5.7%):
Air Products & Chemicals, Inc.	11,000	1,310
Nucor Corp.	15,400	778
The Dow Chemical Co.	11,510	559
		2,647
Total Common Stocks (Cost $37,694)		46,116

Investment Companies (1.0%):
Federated Treasury Obligations Fund, Institutional Shares, 0.01%(b)	466,500	466
Total Investment Companies (Cost $466)		466
Total Investments (Cost $38,160) - 99.7%		46,582
Liabilities in excess of other assets - 0.3%		119
NET ASSETS - 100.0%		$46,701

(a)         Non-income producing security.

(b)         Rate disclosed is the daily yield on 3/31/2014.

ADR - American Depositary Receipt

PLC - Public Liability Co.

NYS - New York Shares

See notes to schedule of investments

1. Federal Tax Information:

At March 31, 2014, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

Cost of
	Investments	Gross	Gross	Net Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
Fund Name	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	38,278	8,451	(147)	8,304

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Variable Insurance Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of one fund: the Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical securities

•  Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended March 31, 2014 there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

		Level 2 –
	Level 1 –	Other Significant
Investment	Quoted Prices	Observable Inputs	Total
Common Stocks	$46,116	$—	$46,116
Investment Companies	—	466	466
Total	$46,116	$466	$46,582

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2.  Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Victory Variable Insurance Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	May 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date:	May 15, 2014

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date:	May 15, 2014